Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2012, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2013	47,193	24,003	87,197	51,524	209,917
2014	16,188	1,544	—	5,015	22,747
2015	4,134	289	—	1,078	5,501
2016	2,162	289	—	997	3,448
Beyond 2016	14,295	96	—	837	15,228
	83,972	26,221	87,197	59,451	256,841

Summary of company's commitments under two license contracts

As of December 31, 2012, the Company’s outstanding commitments under the two license contracts totaled RMB1,123.9 million which can be summarized as follows (in millions):

RMB
2013	636.7
2014	401.9
2015	85.3
Total	1,123.9